Expenses by Nature - Schedule of Net in the Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Net in the Consolidated Statements of Financial Position [Line Items]
Liability reserve	$ 10,977	$ 10,238
Restructuring charges incurred	21,890	82,070
Cash payments and disposals	(25,946)	(71,290)
Currency translation	1,380	884
Liability reserve	8,301	21,902
Severance [Member]
Schedule of Net in the Consolidated Statements of Financial Position [Line Items]
Liability reserve	4,443	3,651
Restructuring charges incurred	17,794	41,565
Cash payments and disposals	(19,782)	(32,185)
Currency translation	896	573
Liability reserve	3,351	13,604
Contract termination [Member]
Schedule of Net in the Consolidated Statements of Financial Position [Line Items]
Liability reserve	1,513	1,597
Restructuring charges incurred	1,789	2,028
Cash payments and disposals	(3,095)	(3,096)
Currency translation	217	23
Liability reserve	424	552
Asset impairment [Member]
Schedule of Net in the Consolidated Statements of Financial Position [Line Items]
Liability reserve	91	359
Restructuring charges incurred	84	26,846
Cash payments and disposals	(180)	(27,200)
Currency translation	5	(5)
Liability reserve
Other [Member]
Schedule of Net in the Consolidated Statements of Financial Position [Line Items]
Liability reserve	4,930	4,631
Restructuring charges incurred	2,223	11,631
Cash payments and disposals	(2,889)	(8,809)
Currency translation	262	293
Liability reserve	$ 4,526	$ 7,746